Leases and Restricted Cash - Operating Leases - Additional Information (Detail) - Property Subject to Operating Lease [Member] $ in Millions	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Minimum scheduled future revenues, operating lease, 2016	$ 349.5
Minimum scheduled future revenues, operating lease, 2017	351.9
Minimum scheduled future revenues, operating lease, 2018	397.2
Minimum scheduled future revenues, operating lease, 2019	428.2
Minimum scheduled future revenues, operating lease, 2020	$ 419.1